Eaton Vance
Growth Fund
September 30, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 100.1%
Security	Shares	Value
Aerospace & Defense — 1.0%
Raytheon Technologies Corp.	34,283	$ 2,806,406
		$ 2,806,406
Auto Components — 0.9%
Aptiv PLC(1)	32,457	$ 2,538,462
		$ 2,538,462
Automobiles — 1.3%
Tesla, Inc.(1)	14,136	$ 3,749,574
		$ 3,749,574
Beverages — 2.4%
Coca-Cola Co. (The)	119,045	$ 6,668,901
		$ 6,668,901
Biotechnology — 2.0%
AbbVie, Inc.	41,436	$ 5,561,126
		$ 5,561,126
Building Products — 0.8%
Trane Technologies PLC	15,472	$ 2,240,500
		$ 2,240,500
Capital Markets — 3.2%
Charles Schwab Corp. (The)	61,175	$ 4,396,647
Goldman Sachs Group, Inc. (The)	9,461	2,772,546
Intercontinental Exchange, Inc.	21,158	1,911,626
		$ 9,080,819
Chemicals — 0.3%
Ecolab, Inc.	5,423	$ 783,190
		$ 783,190
Commercial Services & Supplies — 2.4%
Copart, Inc.(1)	26,314	$ 2,799,810
Waste Connections, Inc.	28,800	3,891,744
		$ 6,691,554
Electrical Equipment — 1.6%
AMETEK, Inc.	38,944	$ 4,416,639
		$ 4,416,639
Security	Shares	Value
Electronic Equipment, Instruments & Components — 0.4%
Zebra Technologies Corp., Class A(1)	4,600	$ 1,205,246
		$ 1,205,246
Entertainment — 1.7%
Netflix, Inc.(1)	11,469	$ 2,700,261
Walt Disney Co. (The)(1)	21,088	1,989,231
		$ 4,689,492
Food & Staples Retailing — 1.3%
Sysco Corp.	51,200	$ 3,620,352
		$ 3,620,352
Food Products — 1.0%
Mondelez International, Inc., Class A	54,096	$ 2,966,084
		$ 2,966,084
Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	34,968	$ 3,383,503
Intuitive Surgical, Inc.(1)	21,677	4,063,137
QuidelOrtho Corp.(1)	7,606	543,677
		$ 7,990,317
Health Care Providers & Services — 2.3%
UnitedHealth Group, Inc.	12,877	$ 6,503,400
		$ 6,503,400
Health Care Technology — 0.5%
Veeva Systems, Inc., Class A(1)	8,460	$ 1,394,885
		$ 1,394,885
Hotels, Restaurants & Leisure — 1.3%
Starbucks Corp.	44,983	$ 3,790,268
		$ 3,790,268
Interactive Media & Services — 8.6%
Alphabet, Inc., Class A(1)	165,680	$ 15,847,292
Alphabet, Inc., Class C(1)	72,400	6,961,260
Twitter, Inc.(1)	28,161	1,234,578
		$ 24,043,130
Internet & Direct Marketing Retail — 7.7%
Amazon.com, Inc.(1)	192,160	$ 21,714,080
		$ 21,714,080

Eaton Vance
Growth Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
IT Services — 7.7%
Accenture PLC, Class A	12,186	$ 3,135,458
PayPal Holdings, Inc.(1)	33,403	2,874,996
Visa, Inc., Class A	87,662	15,573,154
		$ 21,583,608
Life Sciences Tools & Services — 3.1%
Agilent Technologies, Inc.	18,184	$ 2,210,265
Danaher Corp.	7,101	1,834,117
Illumina, Inc.(1)	5,404	1,031,029
Thermo Fisher Scientific, Inc.	7,088	3,594,963
		$ 8,670,374
Oil, Gas & Consumable Fuels — 1.1%
EOG Resources, Inc.	26,895	$ 3,004,978
		$ 3,004,978
Pharmaceuticals — 2.2%
Eli Lilly & Co.	18,942	$ 6,124,896
		$ 6,124,896
Real Estate Management & Development — 1.1%
FirstService Corp.	25,108	$ 2,988,103
		$ 2,988,103
Road & Rail — 1.7%
CSX Corp.	104,955	$ 2,796,001
Uber Technologies, Inc.(1)	72,241	1,914,387
		$ 4,710,388
Semiconductors & Semiconductor Equipment — 8.4%
Lam Research Corp.	10,531	$ 3,854,346
Micron Technology, Inc.	83,171	4,166,867
NVIDIA Corp.	20,476	2,485,582
QUALCOMM, Inc.	45,851	5,180,246
Texas Instruments, Inc.	50,572	7,827,534
		$ 23,514,575
Software — 18.3%
Adobe, Inc.(1)	25,224	$ 6,941,645
Altair Engineering, Inc., Class A(1)	30,179	1,334,515
Intuit, Inc.	20,608	7,981,891
Microsoft Corp.	97,797	22,776,921
Nice, Ltd. ADR(1)(2)	11,351	2,136,712
Paycom Software, Inc.(1)	11,446	3,777,065
Security	Shares	Value
Software (continued)
Salesforce, Inc.(1)	26,346	$ 3,789,609
Zscaler, Inc.(1)	15,691	2,579,130
		$ 51,317,488
Specialty Retail — 3.7%
Home Depot, Inc. (The)	11,576	$ 3,194,281
TJX Cos., Inc. (The)	117,146	7,277,110
		$ 10,471,391
Technology Hardware, Storage & Peripherals — 8.5%
Apple, Inc.	155,746	$ 21,524,097
Logitech International S.A.(2)	50,264	2,312,144
		$ 23,836,241
Textiles, Apparel & Luxury Goods — 0.8%
NIKE, Inc., Class B	26,802	$ 2,227,782
		$ 2,227,782
Total Common Stocks (identified cost $160,873,622)		$280,904,249

Short-Term Investments — 0.8%
Affiliated Fund — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 2.80%(3)	423,073	$ 423,073
Total Affiliated Fund (identified cost $423,073)		$ 423,073

Eaton Vance
Growth Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Securities Lending Collateral — 0.7%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.07%(4)	1,850,263	$ 1,850,263
Total Securities Lending Collateral (identified cost $1,850,263)		$ 1,850,263
Total Short-Term Investments (identified cost $2,273,336)		$ 2,273,336
Total Investments — 100.9% (identified cost $163,146,958)		$283,177,585
Other Assets, Less Liabilities — (0.9)%		$ (2,611,138)
Net Assets — 100.0%		$280,566,447
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at September 30, 2022. The aggregate market value of securities on loan at September 30, 2022 was $1,806,585 and the total market value of the collateral received by the Fund was $1,855,807, comprised of cash of $1,850,263 and U.S. government and/or agencies securities of $5,544.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2022.
(4)	Represents investment of cash collateral received in connection with securities lending.
Abbreviations:
ADR	– American Depositary Receipt

The Fund did not have any open derivative instruments at September 30, 2022.
Affiliated Investments
At September 30, 2022, the value of the Fund's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) and Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) was $423,073, which represents 0.1% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended September 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$45,076	$8,001,032	$(8,045,966)	$(142)	$ —	$ —	$327	—
Liquidity Fund	—	13,915,678	(13,492,605)	—	—	423,073	6,115	423,073
Total				$(142)	$ —	$423,073	$6,442
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Growth Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

At September 30, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$280,904,249*	$ —	$ —	$280,904,249
Short-Term Investments:
Affiliated Fund	423,073	—	—	423,073
Securities Lending Collateral	1,850,263	—	—	1,850,263
Total Investments	$283,177,585	$ —	$ —	$283,177,585
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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